Investment Securities - Schedule of Contractual Maturities of Debt Securities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Contractual Maturities Of Debt Investment Securities [Line Items]
Available for sale, under 1 Year	$ 5,744
Available for sale, 1 to 5 Years	16,923
Available for sale, 6 to 10 Years	7,778
Available for sale, over 10 Years	14,703
Available-for-sale, fair value	45,148	$ 57,121
Held to maturity, under 1 Year	4,646
Held to maturity, 1 to 5 Years	11,892
Held to maturity, 6 to 10 Years	1,998
Held to maturity, over 10 Years	23,378
Held to maturity, amortized cost	41,914	40,458
US Treasury and federal agencies, direct obligations
Contractual Maturities Of Debt Investment Securities [Line Items]
Available for sale, under 1 Year	224
Available for sale, 1 to 5 Years	815
Available for sale, 6 to 10 Years	0
Available for sale, over 10 Years	0
Available-for-sale, fair value	1,039	223
Held to maturity, under 1 Year	4,002
Held to maturity, 1 to 5 Years	10,737
Held to maturity, 6 to 10 Years	12
Held to maturity, over 10 Years	43
Held to maturity, amortized cost	14,794	17,028
US Treasury and federal agencies, mortgage-backed securities
Contractual Maturities Of Debt Investment Securities [Line Items]
Available for sale, under 1 Year	101
Available for sale, 1 to 5 Years	802
Available for sale, 6 to 10 Years	1,884
Available for sale, over 10 Years	13,181
Available-for-sale, fair value	15,968	10,872
Held to maturity, under 1 Year	33
Held to maturity, 1 to 5 Years	127
Held to maturity, 6 to 10 Years	1,697
Held to maturity, over 10 Years	19,790
Held to maturity, amortized cost	21,647	16,651
Total U.S. Treasury and federal agencies
Contractual Maturities Of Debt Investment Securities [Line Items]
Available for sale, under 1 Year	325
Available for sale, 1 to 5 Years	1,617
Available for sale, 6 to 10 Years	1,884
Available for sale, over 10 Years	13,181
Available-for-sale, fair value	17,007	11,095
Held to maturity, under 1 Year	4,035
Held to maturity, 1 to 5 Years	10,864
Held to maturity, 6 to 10 Years	1,709
Held to maturity, over 10 Years	19,833
Held to maturity, amortized cost	36,441	33,679
Asset-backed securities, student loans
Contractual Maturities Of Debt Investment Securities [Line Items]
Available for sale, under 1 Year	57
Available for sale, 1 to 5 Years	164
Available for sale, 6 to 10 Years	250
Available for sale, over 10 Years	70
Available-for-sale, fair value	541	3,358
Held to maturity, under 1 Year	7
Held to maturity, 1 to 5 Years	291
Held to maturity, 6 to 10 Years	267
Held to maturity, over 10 Years	2,626
Held to maturity, amortized cost	3,191	3,047
Asset-backed securities, credit cards
Contractual Maturities Of Debt Investment Securities [Line Items]
Available for sale, under 1 Year	199
Available for sale, 1 to 5 Years	294
Available for sale, 6 to 10 Years	90
Available for sale, over 10 Years	0
Available-for-sale, fair value	583	1,542
Held to maturity, under 1 Year	58
Held to maturity, 1 to 5 Years	135
Held to maturity, 6 to 10 Years	0
Held to maturity, over 10 Years	0
Held to maturity, amortized cost	193	798
Asset-backed securities, collateralized loan obligations
Contractual Maturities Of Debt Investment Securities [Line Items]
Available for sale, under 1 Year	0
Available for sale, 1 to 5 Years	402
Available for sale, 6 to 10 Years	171
Available for sale, over 10 Years	20
Available-for-sale, fair value	593	1,447
Held to maturity, under 1 Year	0
Held to maturity, 1 to 5 Years	0
Held to maturity, 6 to 10 Years	0
Held to maturity, over 10 Years	1
Held to maturity, amortized cost	1	1
Total asset-backed securities
Contractual Maturities Of Debt Investment Securities [Line Items]
Available for sale, under 1 Year	256
Available for sale, 1 to 5 Years	860
Available for sale, 6 to 10 Years	511
Available for sale, over 10 Years	90
Available-for-sale, fair value	1,717	6,347
Held to maturity, under 1 Year	65
Held to maturity, 1 to 5 Years	426
Held to maturity, 6 to 10 Years	267
Held to maturity, over 10 Years	2,627
Held to maturity, amortized cost	3,385	3,846
Non-U.S. debt securities, mortgage-backed securities
Contractual Maturities Of Debt Investment Securities [Line Items]
Available for sale, under 1 Year	139
Available for sale, 1 to 5 Years	769
Available for sale, 6 to 10 Years	176
Available for sale, over 10 Years	598
Available-for-sale, fair value	1,682	6,695
Held to maturity, under 1 Year	160
Held to maturity, 1 to 5 Years	42
Held to maturity, 6 to 10 Years	7
Held to maturity, over 10 Years	429
Held to maturity, amortized cost	638	939
Non-U.S. debt securities, asset-backed securities
Contractual Maturities Of Debt Investment Securities [Line Items]
Available for sale, under 1 Year	136
Available for sale, 1 to 5 Years	698
Available for sale, 6 to 10 Years	581
Available for sale, over 10 Years	159
Available-for-sale, fair value	1,574	2,947
Held to maturity, under 1 Year	96
Held to maturity, 1 to 5 Years	127
Held to maturity, 6 to 10 Years	0
Held to maturity, over 10 Years	0
Held to maturity, amortized cost	223	263
Non-U.S. debt securities, government securities
Contractual Maturities Of Debt Investment Securities [Line Items]
Available for sale, under 1 Year	3,439
Available for sale, 1 to 5 Years	6,409
Available for sale, 6 to 10 Years	2,945
Available for sale, over 10 Years	0
Available-for-sale, fair value	12,793	10,721
Held to maturity, under 1 Year	243
Held to maturity, 1 to 5 Years	115
Held to maturity, 6 to 10 Years	0
Held to maturity, over 10 Years	0
Held to maturity, amortized cost	358	474
Non-U.S. debt securities, other
Contractual Maturities Of Debt Investment Securities [Line Items]
Available for sale, under 1 Year	1,071
Available for sale, 1 to 5 Years	4,575
Available for sale, 6 to 10 Years	937
Available for sale, over 10 Years	19
Available-for-sale, fair value	6,602	6,108
Held to maturity, under 1 Year	46
Held to maturity, 1 to 5 Years	0
Held to maturity, 6 to 10 Years	0
Held to maturity, over 10 Years	0
Held to maturity, amortized cost	46	48
Total non-U.S. debt securities
Contractual Maturities Of Debt Investment Securities [Line Items]
Available for sale, under 1 Year	4,785
Available for sale, 1 to 5 Years	12,451
Available for sale, 6 to 10 Years	4,639
Available for sale, over 10 Years	776
Available-for-sale, fair value	22,651	26,471
Held to maturity, under 1 Year	545
Held to maturity, 1 to 5 Years	284
Held to maturity, 6 to 10 Years	7
Held to maturity, over 10 Years	429
Held to maturity, amortized cost	1,265	1,724
State and political subdivisions
Contractual Maturities Of Debt Investment Securities [Line Items]
Available for sale, under 1 Year	235
Available for sale, 1 to 5 Years	776
Available for sale, 6 to 10 Years	446
Available for sale, over 10 Years	461
Available-for-sale, fair value	1,918	9,151
Collateralized mortgage obligations
Contractual Maturities Of Debt Investment Securities [Line Items]
Available for sale, under 1 Year	2
Available for sale, 1 to 5 Years	0
Available for sale, 6 to 10 Years	0
Available for sale, over 10 Years	195
Available-for-sale, fair value	197	1,054
Held to maturity, under 1 Year	1
Held to maturity, 1 to 5 Years	318
Held to maturity, 6 to 10 Years	15
Held to maturity, over 10 Years	489
Held to maturity, amortized cost	823	1,209
Other U.S. debt securities
Contractual Maturities Of Debt Investment Securities [Line Items]
Available for sale, under 1 Year	141
Available for sale, 1 to 5 Years	1,219
Available for sale, 6 to 10 Years	298
Available for sale, over 10 Years	0
Available-for-sale, fair value	$ 1,658	$ 2,560